Schedule of contractual undiscounted cash flow requirement for financial liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 33,357	$ 29,146
Promissory note	134,846	$ 135,007
Convertible debentures	9,725
Lease liabilities	542
Term And Other Loans Euro [Member]
IfrsStatementLineItems [Line Items]
Promissory note	26,954
Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note	8,623
Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Promissory note	262
Mine Construction Facility [Member]
IfrsStatementLineItems [Line Items]
Mine construction facility	181,659
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	33,357
Convertible debentures	9,725
Lease liabilities	164
Not later than one year [member] | Term And Other Loans Euro [Member]
IfrsStatementLineItems [Line Items]
Promissory note	1,730
Not later than one year [member] | Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note	8,623
Not later than one year [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Promissory note	262
Not later than one year [member] | Mine Construction Facility [Member]
IfrsStatementLineItems [Line Items]
Mine construction facility	17,291
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Convertible debentures
Lease liabilities	305
Later than one year and not later than two years [member] | Term And Other Loans Euro [Member]
IfrsStatementLineItems [Line Items]
Promissory note	25,225
Later than one year and not later than two years [member] | Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than one year and not later than two years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than one year and not later than two years [member] | Mine Construction Facility [Member]
IfrsStatementLineItems [Line Items]
Mine construction facility	57,262
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Convertible debentures
Lease liabilities	73
Later than three years and not later than four years [member] | Term And Other Loans Euro [Member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than three years and not later than four years [member] | Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than three years and not later than four years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than three years and not later than four years [member] | Mine Construction Facility [Member]
IfrsStatementLineItems [Line Items]
Mine construction facility	51,849
Later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Convertible debentures
Lease liabilities
Later than five years [member] | Term And Other Loans Euro [Member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than five years [member] | Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than five years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than five years [member] | Mine Construction Facility [Member]
IfrsStatementLineItems [Line Items]
Mine construction facility	$ 55,257